Restructuring Charge	6 Months Ended
Jun. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charge
14.	Restructuring Charge

Compania Espanole de Petroles, S.A., the charterer and owner of the Partnership’s former conventional vessels under capital lease, the Tenerife Spirit and Algeciras Spirit, reached an agreement to sell the vessels to a third-party on November 2013 and January 2014, respectively. On redelivery of the vessels, the charter contract with the Partnership was terminated. The Tenerife Spirit and Algeciras Spirit delivered to their new owners in December 2013 and February 2014, respectively. As a result of these sales, the Partnership recorded a restructuring charge of $1.8 million in December 2013 relating to seafarer severance payments, of which $0.7 million and $1.2 million have been paid during the three and six months ended June 30, 2014, respectively. The balance outstanding of $0.6 million as at June 30, 2014 (December 31, 2013 – $1.8 million) is included in accrued liabilities on the consolidated balance sheets.